Proforma Financial Information - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 05, 2015
Effective tax rate			19.40%
Provision for income taxes	$ 3,291	$ 272	$ 9,148	$ 1,183	$ 633
Pla-Fit Holdings, LLC [Member]
Economic Ownership ratio, percentage	100.00%		100.00%			100.00%
Pro Forma [Member]
Effective tax rate		39.40%	39.40%
Provision for income taxes		$ 1,190	$ 10,036
Pro Forma [Member] | Pla-Fit Holdings, LLC [Member]
Percentage of tax application		37.10%	37.10%
Minority Interest [Member] | Pro Forma [Member]
Effective tax rate		2.50%	2.50%
Percentage of tax application		62.90%	62.90%
Class A Common Stock [Member] | Pro Forma [Member]
Non controlling Income ratio, Percentage		62.90%	62.90%
Class A Common Stock [Member] | Pro Forma [Member] | Pla-Fit Holdings, LLC [Member]
Economic Ownership ratio, percentage		37.10%	37.10%